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                                                As filed pursuant to Rule 497
                                                under the Securities Act of 1933
                                                Registration No. 033-86642

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
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                          VARIABLE ANNUITY ACCOUNT FOUR
                   SUPPLEMENT TO THE ANCHOR ADVISOR PROSPECTUS
                             DATED DECEMBER 10, 2001

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        THE FOLLOWING REPLACES THE SECOND PARAGRAPH ON PAGE 9 OF THE PROSPECTUS
FOLLOWING THE HEADING PURCHASING AN ANCHOR ADVISOR VARIABLE ANNUITY:

The minimum initial Purchase Payment is $10,000 and subsequent amounts of $500 or more may be added to your contract. Prior Company approval is required to accept Purchase Payments greater than $1,000,000. For contracts owned by a non-natural owner, prior Company approval is required to accept Purchase Payments greater than $250,000. The Company reserves the right to refuse Purchase Payments including one which would cause Total Purchase Payments to exceed $1,000,000 and for contracts owned by a non-natural owner, $250,000 at the time of the Purchase Payment. Further, we reserve the right to aggregate all contracts having the same owner and/or annuitants' social security or federal tax identification number for purposes of determining which contracts and/or Purchase Payments require Company pre-approval. Also, the optional automatic payment plan allows you to make subsequent Purchase Payments of as little as $100.




Date:  February 4, 2002


                Please keep this Supplement with your prospectus.


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                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                          VARIABLE ANNUITY ACCOUNT FOUR
                   SUPPLEMENT TO THE ANCHOR ADVISOR PROSPECTUS
                             DATED DECEMBER 10, 2001
================================================================================

        THE FOLLOWING REPLACES THE SECOND PARAGRAPH ON PAGE 6 AND 7 OF THE PROSPECTUS FOLLOWING THE HEADING PURCHASING AN ANCHOR ADVISOR VARIABLE ANNUITY:

The minimum initial Purchase Payment is $10,000 and subsequent amounts of $500 or more may be added to your contract. Prior Company approval is required to accept Purchase Payments greater than $1,000,000. For contracts owned by a non-natural owner, prior Company approval is required to accept Purchase Payments greater than $250,000. The Company reserves the right to refuse Purchase Payments including one which would cause Total Purchase Payments to exceed $1,000,000 and for contracts owned by a non-natural owner, $250,000 at the time of the Purchase Payment. Further, we reserve the right to aggregate all contracts having the same owner and/or annuitants' social security or federal tax identification number for purposes of determining which contracts and/or Purchase Payments require Company pre-approval. Also, the optional automatic payment plan allows you to make subsequent Purchase Payments of as little as $100.




Date:  February 4, 2002


                      Please keep this Supplement with your prospectus.